Cover	12 Months Ended
Mar. 31, 2026 $ / shares shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Mar. 31, 2026
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--03-31
Entity File Number	001-42181
Entity Registrant Name	DirectBooking Technology Co., Ltd.
Entity Central Index Key	0001966678
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 2912, 29/F
Entity Address, Address Line Two	New Tech Plaza
Entity Address, Address Line Three	34 Tai Yau Street
Entity Address, City or Town	San Po Kong Kowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	000000
Title of 12(b) Security	Class A Ordinary Shares, par value US$0.0008 per share
Trading Symbol	ZDAI
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding | shares	8,388,473
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	6413
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of DirectBooking Technology Co., Ltd. and its subsidiaries (the “Company”) as of March 31, 2026 and 2025, and the related consolidated statements of operations and comprehensive (loss) income, shareholders’ equity, and cash flows for each of the years in the three-year period ended March 31, 2026, and the related notes (collectively referred to as the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of March 31, 2026 and 2025, and the results of its operations and its cash flows for each of the years in the three -year period ended March 31, 2026, in conformity with accounting principles generally accepted in the United States of America
Auditor Name	ZH CPA, LLC
Auditor Location	Denver, Colorado
Common Class A [Member]
Entity Addresses [Line Items]
Entity Listing, Par Value Per Share	$ 0.0008
Common Class B [Member]
Entity Addresses [Line Items]
Entity Listing, Par Value Per Share	$ 0.0008
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Room 2912, 29/F
Entity Address, Address Line Two	New Tech Plaza
Entity Address, Address Line Three	34 Tai Yau Street
Entity Address, City or Town	San Po Kong Kowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	000000
City Area Code	+852
Local Phone Number	3997 3682
Contact Personnel Name	Tan Yu